Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 254,435	$ 227,326
Marketable securities	0	2,575
Accounts receivable, net	51,713	57,190
Inventories	111,064	88,412
Prepaid expenses	8,611	11,161
Deferred income taxes	4,007	3,437
Other current assets	32,045	50,355
Total current assets	461,875	440,456
Property, plant and equipment, net	122,450	104,235
Goodwill	190,568	190,966
Intangible assets, net	68,308	69,025
Deferred income taxes	736	815
Other assets	121,598	87,179
Total assets	965,535	892,676
Current liabilities:
Accounts payable	18,261	16,729
Accrued expenses and other current liabilities	79,345	170,204
Current portion of long-term obligations	784	718
Total current liabilities	98,390	187,651
Long-term debt and capital lease obligations	565,556	280,612
Deferred income taxes	14,591	11,566
Other liabilities	173,027	134,044
Total liabilities	$ 851,564	$ 613,873
Commitments and contingencies (Note 12)
Stockholders' equity:
Common stock, $.01 par value, authorized: 100,000,000 shares; issued and outstanding: 49,888,296 shares at March 31, 2014 and 47,993,765 shares at December 31, 2013	$ 512	$ 509
Additional paid-in capital	786,443	751,061
Accumulated other comprehensive income	(4,895)	2,398
Retained earnings	(668,089)	(475,165)
Total stockholders' equity	113,971	278,803
Total liabilities and stockholders' equity	$ 965,535	$ 892,676